Cash, Cash Equivalents and Available-for-Sale Securities - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash and cash equivalents	$ 8,812,000				$ 15,740,000	$ 8,543,000
Infinity Pharmaceuticals Inc [Member]
Cash and cash equivalents	25,737,000	$ 53,125,000	$ 38,313,000	$ 80,726,000
Unrealized gains (losses) on cash and cash equivalents	0		0	0
Material realized gain (loss)	$ 0	$ 0	$ 0	$ 0